Expense Example - Allspring Mid Cap Growth Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 688
Expense Example, with Redemption, 3 Years	934
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	1,978
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,020
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,129